Basic and Diluted Income (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Basic and Diluted Income (Loss) Per Share

NOTE 9. BASIC AND DILUTED INCOME (LOSS) PER SHARE

The Company computes net income (loss) per share in accordance with accounting guidance that requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the Condensed Consolidated Statement of Operations and Comprehensive Income (Loss). Basic EPS is computed by dividing net income (loss) for the period by the weighted average number of shares outstanding during the period. Basic EPS excludes Class A shares and Class B Shares issued to Management Holders until the performance condition or termination event is considered probable (see Note 7). Until such time, the Class B Shares issued to Management Holders will be included in the calculation of diluted EPS using the treasury stock method and are treated as stock options. Diluted EPS is computed by dividing net income (loss) for the period by the weighted average number of common shares outstanding during the period, increased by potentially dilutive common shares that were outstanding during the period. Diluted EPS excludes all potential dilutive shares if their effect is anti-dilutive. Potentially dilutive common shares include stock options and restricted stock (see Note 11).

There were no potentially dilutive securities for the three and nine months ended September 30, 2017.

Excluded from the calculation of diluted EPS for the three and nine months ended September 30, 2016 was 50,000 restricted shares and 0.3 million stock options, as such securities were anti-dilutive.

Excluded from the calculation of diluted EPS for the three months ended September 30, 2017 was 50,000 restricted shares and 0.2 million stock options, as such securities were anti-dilutive. Excluded from the calculation of diluted EPS for the nine months ended September 30, 2017 was 50,000 restricted shares and 0.3 million stock options, as such securities were anti-dilutive.

NOTE 9. BASIC AND DILUTED LOSS PER SHARE

The Company computes net income (loss) per share in accordance with accounting guidance that requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the consolidated statement of operations and comprehensive income (loss). Basic EPS is computed by dividing net income (loss) for the period by the weighted average number of shares outstanding during the period. Basic EPS excludes Class B Shares issued to Management Holders until the performance condition or termination event is considered probable (see Note 7). Until such time, the Class B Shares issued to Management Holders will be included in the calculation of diluted EPS using the treasury stock method and are treated as stock options. Diluted EPS is computed by dividing net income (loss) for the period by the weighted average number of common shares outstanding during the period, increased by potentially dilutive common shares that were outstanding during the period. Diluted EPS excludes all potential dilutive shares if their effect is anti-dilutive. Potentially dilutive common shares include stock options and restricted stock (see Note 11).

There were no potentially dilutive securities for the years ended December 31, 2014, 2015, 2016.

Excluded from the calculation of diluted EPS for the year ended December 31, 2014, were 50,000 restricted shares and 0.4 million stock options, as such securities were anti-dilutive. Excluded from the calculation of diluted EPS for the year ended December 31, 2015 and December 31, 2016, were 50,000 restricted shares and 0.3 million stock options, as such securities were anti-dilutive.